Rental Income, Net (Tables)	12 Months Ended
Dec. 31, 2025
Rental Income Net Abstract
Schedule of Rental Income	Rental income as of December 31, 2025, 2024 and 2023 consisted of the following:
	2025	2024	2023
Rental income	$265,755	251,542	$411,962
Rental expense	(111,910)	(97,071)	(216,615)
Total rental income, net	$153,845	154,471	$195,347